SHARE CAPITAL (Narrative) (Details)	12 Months Ended
	Mar. 31, 2025 CAD ($) Share Year $ / shares shares	Mar. 31, 2024 CAD ($) Share Warrants shares	Mar. 31, 2023 Share
Disclosure of classes of share capital [line items]
Number of private placement unit issued | shares	2,361,500
Number of unit per share issued | $ / shares	$ 1.3
Proceeds from issuing shares	$ 3,069,950
Exercise price of warrants granted | $ / shares	$ 3
Unit issue costs associated with private placement	$ 73,624
Shares issued from exercise of options | shares	1,312,751	1,527,696
Number of share options exercised | Share	1,700,000	2,000,000	2,000,000
Carrying value of the options added to share capital	$ 375,000	$ 645,000
Number of shares cancelled | shares	102,900	245,100
Shares purchased for cancellation	$ 142,866	$ 408,853
Number of warrants outstanding | Warrants		0
Cashless Exercise [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised | Share	1,250,000	1,900,000
Fewer Shares [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised | Share	387,249	472,304
Shares exercised as compensation	$ 534,500	$ 958,000
Share Purchase Warrants [Member]
Disclosure of classes of share capital [line items]
Number of share warrants exercised | Share	0
Warrants, weighted average fair value at measurement date | $ / shares	$ 0.08
Expected dividend yield, warrants	0.00%
Expected volatility	49.00%
Risk-free interest rate	3.30%
Expected life | Year	2